SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

20.   SEGMENT REPORTING

Segment information is prepared on the same basis that our CEO, who is our CODM, manages the segments, evaluates financial results, and makes key operating decisions. The CODM evaluates the performance of its operating segments based on net revenues and operating income. The accounting policies of the operating segments are the same as those described in Note 2, “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES”.

The Group has one reportable operating segment: PRC. The PRC segment, encompassing our operations in the PRC, stands as the Group’s most mature business and has achieved significant scale. The PRC segment derives its revenue through two primary sources: product sales from physical and online stores, and partnership revenue generated from domestic retail partners. All other operating segments, which comprised the Group’s operations in Singapore, do not meet the quantitative thresholds for the determination of reportable segment.

The following tables present selected financial information with respect to the Group’s single reportable segment. All intercompany revenues and expenses are eliminated in computing revenues and operating income.

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC segment:
Total net revenues	13,292,982	24,870,496	34,336,827	4,704,964
Depreciation and amortization expenses	(391,936)	(600,914)	(1,177,234)	(161,309)
Operating income	1,265,603	3,083,213	3,469,826	475,448

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC segment:
Revenues from product sales	10,223,720	18,644,720	26,591,586	3,643,681
Freshly brewed drinks	9,079,349	16,845,573	24,365,054	3,338,593
Other products	686,837	1,241,512	1,683,648	230,700
Others	457,534	557,635	542,884	74,388
Revenues from partnership stores	3,069,262	6,225,776	7,745,241	1,061,283
PRC segment total net revenues (1)	13,292,982	24,870,496	34,336,827	4,704,964

Reconciliation:
All other revenues(2)	—	32,670	137,987	18,908
Total net revenues	13,292,982	24,903,166	34,474,814	4,723,872
(1)	The reportable segment’s total net revenues reflect the Group’s domestic operations in PRC.
(2)	All other revenues represent sales within our self- operated stores in Singapore and franchisee revenue from overseas exclusive partners.

20.  SEGMENT REPORTING (CONTINUED)

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC segment operating income	1,265,603	3,083,213	3,469,826	475,448

Reconciliation:
Corporate and other unallocated income/(expenses)(1)	(109,106)	(14,983)	115,595	15,839
Operating loss from other operations(2)	(318)	(42,612)	(47,360)	(6,489)
Total consolidated Operating income	1,156,179	3,025,618	3,538,061	484,798
Interest and other income/(loss), net(3)	(29,429)	81,741	156,193	21,402
Total consolidated income before income taxes	1,126,750	3,107,359	3,694,254	506,200
(1)	Corporate and other unallocated expenses represent corporate overhead expenses that have not been allocated to any segment for reporting purposes including general and administrative expenses, losses and expenses related to Fabricated Transactions and Restructuring, etc.
(2)	Amounts reflect the net loss from operations related to our operations outside PRC.
(3)	Amounts reflect the difference between the consolidated operating income and the income before income taxes which are not reviewed at the segment level by CODM. This primarily includes interest and investment income, interest and financing expenses, foreign exchange gain/(loss), Other income/(loss), provision for equity litigants settlement and gain from extinguishment of Series B Senior Secured Notes, etc.

	As of December 31,
	2023	2024
	RMB	RMB	US$
PRC segment:
Total long-lived assets(1)	9,267,777	10,887,651	1,491,868
Total assets	18,141,761	21,564,711	2,954,880
(1)	Total long-lived assets primarily consist of the property and equipment and the Group’s operating lease right-of-use asset.